GENERAL INFORMATION	12 Months Ended
Dec. 31, 2022
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON” or the “Company”, and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business are located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.
VEON generates revenue from the provision of voice, data and other telecommunication services through a range of wireless, fixed and broadband internet services, as well as selling equipment, infrastructure and accessories.
VEON’s American Depository Shares (“ADSs”) are listed on the NASDAQ Capital Market (“NASDAQ”) and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).

The consolidated financial statements prepared for Dutch statutory purposes were authorized by the Board of Directors for issuance on June 24, 2023 and filed on June 25, 2023. The Company has the ability to amend and reissue the consolidated financial statements. After the issuance of those financial statements, and prior to the filing of VEON Ltd.’s Annual Report on Form 20-F for the same period,the Company discovered an error in the consolidated statement of comprehensive income with respect to the derecognition of non-controlling interest for the sale of its Algerian operations (refer to Note 10 for further details) which has been corrected in these financial statements. Refer to Note 24 for further details. These consolidated financial statements included in this Annual Report on Form 20-F were re-authorized for issuance on July 24, 2023.
The consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these Notes, U.S. dollar amounts are presented in millions, except for share and per share (or ADS) amounts and as otherwise indicated.
Due to the ongoing conflict between Russia and Ukraine, material uncertainties have been identified that may cast significant doubt on the Company’s ability to continue as a going concern which are discussed in detail in Note 24 of these consolidated financial statements.

Major developments during the year ended December 31, 2022

Announced sale of Russia operations

On November 24, 2022, VEON entered into an agreement to sell VEON’s Russian operations to certain senior members of the management team of PJSC VimpelCom (“VimpelCom”), led by its current CEO, Aleksander Torbakhov. Under the agreement, VEON will receive consideration of RUB 130 billion (approximately US$1,900). The SPA contains provisions amongst others that in the event Vimpelcom acquires VEON Holdings B.V.’s debt in excess of the sales consideration, VEON will work with the purchasers to satisfy its obligations to them as a bondholder. The transaction is subject to certain closing conditions including the receipt of requisite regulatory approvals and licenses from relevant government authorities in Russia and Western jurisdictions (United States, United Kingdom, European Union, and Bermuda) for the proposed structure of the sale. As of July 24, 2023, Russian regulatory approvals have been obtained as well as the OFAC license and required authorizations from the United Kingdom and Bermudan authorities. The remaining closing conditions to be satisfied include any required license from the European Union or any required consent from VEON creditors in order to cancel the debt provided as consideration and/or complete the sale. The transaction is expected to be completed in 2023.
As a result of the expected disposal, VEON has classified its Russian operations as held-for-sale and discontinued operations upon the signing of the agreement on November 24, 2022. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of the assets of its Russian operations. The results for Russian operations in the consolidated income statements and the consolidated statements of cash flows for 2022, 2021 and 2020 have been presented separately. For further details of the transaction, refer to Note 10.
Sale of Algeria operations

On July 1, 2021, VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria) (Omnium) to the Fonds National d’Investissement (FNI). Omnium owns Algerian mobile network operator, Djezzy. Under the terms of the Shareholders’ Agreement, the transaction was completed on August 5, 2022 for a sales price of US$682 in cash. For further details of the transaction, refer to Note 10.

Sale of Georgia operations

On March 31, 2022, VEON Georgia Holdings B.V. entered into a non-binding share purchase agreement with Miren Invest LLC (“Miren”), VEON's former local partner, for the sale of VEON Georgia LLC ("VEON Georgia"), our operating company in Georgia, for a sales price of US$45 in cash, subject to VEON corporate approvals and regulatory approvals. The required approvals were subsequently obtained and the sale was completed on June 8, 2022.

On June 8, 2022, upon completion of the sale to Miren, control of VEON Georgia was transferred to Miren and VEON recognized a US$88 gain on disposal of VEON Georgia, which includes the recycling of currency translation reserve in the amount of US$78.
Financing activities

VEON US$1,250 multi-currency revolving credit facility agreement

In February 2022, the maturity of the multi-currency revolving credit facility originally entered into in March 2021 for US$1,250 (the "RCF") was extended for one year until March 2025; two banks did not agree to extend, as a result US$250 will mature at the original maturity date in March 2024 and US$805 will mature in March 2025.

In February 2022, VEON Holdings B.V. drew US$430 under the RCF. Subject to the terms set out in the RCF, the outstanding balance can be rolled over until the respective final maturities.

In March 2022, Alfa Bank (US$125 commitment) and Raiffeisen Bank Russia (US$70 commitment) notified the Agent under the RCF that as a result of new Russian regulatory requirements following a presidential decree, they could no longer participate in the RCF. As a result, their available commitments were cancelled and the total RCF size reduced from US$1,250 to US$1,055. The drawn portion from Alfa Bank (US$43) was subsequently repaid in April 2022 and the drawn portion from Raiffeisen Bank Russia (US$24) was repaid in May 2022.

In April and May 2022, VEON Holdings B.V. received US$610 following a utilization under the RCF. The remaining US$82 was received in November. The RCF was fully drawn at year-end with US$1,055 outstanding. As of December 31, 2022, the outstanding amounts have been rolled-over until April 2023, US$692, and May 2023, US$363. Subject to the terms set out in the RCF, these amounts can be rolled until the respective final maturities. Refer to Note 23 for further development,

Financing activities other than RCF

In February 2022, VEON Holdings B.V. repaid its 7.50% Note of US$417 originally maturing in March 2022.

In February 2022, VEON Holdings B.V. prepaid RUB 30 billion (US$396) of outstanding loans to VTB Bank originally maturing in July 2025.

In February 2022, VEON Finance Ireland DAC signed a RUB 30 billion (US$400) term loan facility with VTB Bank with a floating rate. This facility was guaranteed by VEON Holding B.V. and had a maturity of February 2029. The proceeds from this facility were used for general corporate purposes, including the financing of intercompany loans to PJSC VimpelCom.

In March 2022, Pakistan Mobile Communication Limited ("PMCL") fully utilized the remaining PKR 40 billion (US$222) available under its existing credit line.

In March 2022, VEON Finance Ireland DAC prepaid its RUB 30 billion (US$259) term loan facility with VTB Bank in accordance with its terms, and the facility was cancelled.

In April 2022, VEON Finance Ireland DAC novated its Sberbank (RUB 45 billion (US$556)) and Alfa Bank (RUB 45 billion (US$556)) term loans totaling RUB 90 billion (US$1,112), to PJSC VimpelCom, resulting in the former borrower, VEON Finance Ireland DAC, and guarantor, VEON Holdings B.V., having been released from their obligations.

In April 2022, PMCL signed a PKR 40 billion (US$217) syndicated loan with a ten years maturity. The drawn amount under the facility is PKR 30 billion (US$156).

In April 2022, Banglalink signed a BDT 12 billion (US$139) syndicated loan with a five years maturity, with a proportion of the proceeds used to fully repay the existing loan of BDT 3 billion facility (US$38). Banglalink fully utilized the remaining BDT 3 billion (US$32) under its BDT syndicated loan facility in July, August and September 2022.

In March, April, May and June 2022, Kyivstar fully prepaid a UAH 1,350 million (US$46) loan with JSC CitiBank, a UAH 1,275 (US$44) million loan with JSC Credit Agricole and a UAH 1,677 million (US$57) loan with Alfa bank, and also prepaid a portion of a UAH 1,250 million loan with OTP Bank (UAH 490 million (US$17)).

Other developments

On January 1, 2022, Victor Biryukov was appointed Group General Counsel. On November 1, 2022, Mr. Biryukov was appointed in a special capacity to manage the sale of the Russian operations.
On February 24, 2022, a military conflict began between Russia and Ukraine and as of July 24, 2023, the conflict is still ongoing. Refer to Note 24 for further details.

On March 31, 2022, Banglalink acquired additional spectrum for a fee of US$205 payable in ten installments over eleven years, doubling its spectrum holding in Bangladesh. Banglalink acquired 40 MHz of spectrum from the 2,300 MHz band.

On April 12, 2022, Jazz signed a 2G/4G license renewal with the PTA for a fee of PKR 95 billion (US$486) for fifteen years, of which 50% has been settled, and the remaining amount will be paid in five equal annual installments.
On April 12, 2022, VEON confirmed that on April 7, 2022 VEON received notification from Nasdaq that VEON was not in compliance with the minimum bid price requirement set forth in Nasdaq’s Listing Rule 5550(a)(2). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), VEON had an initial grace period of 180 calendar days, or until October 4, 2022, to regain compliance with the minimum bid price requirement. As per the Nasdaq listing rules, VEON was eligible for an additional 180 calendar day compliance period, subject to meeting certain requirements. On October 5, 2022, Nasdaq confirmed that VEON met these requirements and granted VEON an additional 180 calendar day grace period, or until April 1, 2023, to comply with the minimum bid price requirement. In addition, VEON was transferred from the Nasdaq Global Select Market to the Nasdaq Capital Market as of October 7, 2022. In conjunction with its application for this additional compliance period, VEON committed to undertake certain corporate actions, if required, in order to ensure the minimum bid price requirement is met within the new compliance period. Refer to Note 23 for further developments after the reporting period.

On July 1, 2022 equity-settled awards granted to key senior managers under the 2021 Deferred Shares Plan vested and on July 14, 2022, equity-settled awards granted to key directors under the 2021 Deferred Shares Plan vested. Subsequently, 2,659,740 shares in the Company were transferred to key senior managers and directors from shares held by a subsidiary of the Company during the three months ended September 30, 2022. Refer to Note 22 for further details.

On August 3, 2022, VEON announced that Banglalink has reached an agreement with Bangladesh Telecommunications Company Limited (BTCL) to share its tower infrastructures with Banglalink.

On September 23, 2022, the VEON Board of Directors approved a share grant to the VEON Group Chief Executive Officer, Kaan Terzioglu under the 2021 Deferred Shares Plan with a grant date of October 1, 2022. On October 1, 2022 1,569,531 shares were transferred to Kaan Terzioglu under the 2021 Deferred Shares Plan. Refer to Note 22 for further details.

On October 1, 2022, Matthieu Galvani was appointed Chief Corporate Affairs Officer.

On October 13, 2022, PMCL received a favorable decision from the Islamabad High Court regarding the outstanding litigation, the financial impact of which amounting to US$92 was recorded for the year ended December 31, 2022. Refer to Note 3 and Note 4 for further details.

On October 14, 2022, VEON invited the Note holders of the 2023 Notes to contact VEON Ltd. in order to engage in discussions with these Note holders, with the aim to maintain a stable capital structure in the longer-term. On November 24, 2022, VEON announced the launch of a scheme of arrangement in England (the “Scheme”) via the issuance of a Practice Statement Letter to extend the maturity of the 5.95% notes due February 2023 and 7.25% notes due April 2023 issued by the Company (together, the “2023 Notes”) by eight months from their respective maturity dates. On December 9, 2022, VEON issued a Supplemental Practice Statement Letter including an increase to the Amendment Fee as well as the inclusion of a put right (the “Put Right”) requiring the Company to repurchase 2023 Notes in an aggregate amount of up to US$600. On December 26, 2022, VEON announced that the OFAC License was obtained for the Scheme meeting, which authorizes all noteholders (and their funds, fund managers, investment advisors or subadvisors), financial institutions, clearing and trading systems, trustees, paying and security agents, registrars, and other service providers, intermediaries, and third parties, to participate in (including, but not limited to, voting on) the Scheme, provided they are not precluded from doing so by law or regulation. Refer to Note 23 and Note 24 for further details.

On October 18, 2022, equity-settled awards were granted to key senior managers under the 2021 Long-Term Incentive Plan. Refer to Note 22.

On November 1, 2022, A. Omiyinka Doris was appointed Acting Group General Counsel.
On November 18, 2022, VEON announced that the U.S. Department of the Treasury, Office of Foreign Assets Control ("OFAC") issued General License 54 authorizing all transactions ordinarily incident and necessary to the purchase and receipt of any debt or equity securities of VEON Ltd. that would otherwise be prohibited by section 1(a)(i) of Executive Order (E.O.) 14071. Refer to Note 23 and Note 24 for further details.

Changes to Board of Directors

On January 5, 2022, VEON announced the appointment of Karen Linehan to the Board of Directors as a non-executive director, following the resignation of Steve Pusey in 2021.

On March 1, 2022, VEON announced the resignation of Mikhail Fridman from the Board of Directors, effective from February 28, 2022.

On March 8, 2022, VEON announced the resignation of Robert Jan van de Kraats from the Board of Directors, effective from March 7, 2022.

On March 16, 2022, VEON announced the appointment of Michiel Soeting to the Board of Directors as a non-executive director and Chairman of the Audit and Risk Committee, following the resignation of Robert Jan van de Kraats on March 7, 2022.

On May 25, 2022 VEON announced that its Board of Directors and its Nominating and Corporate Governance Committee have recommended eleven individuals for the Board, including eight directors currently serving on the Board and three new members. The Board also announced that Gennady Gazin, Leonid Boguslavsky and Sergi Herrero did not put themselves up for reelection.
On June 29, 2022, at the Annual General Meeting, shareholders elected three new directors: Augie Fabela, Morten Lundal and Stan Miller as well as eight previously serving directors: Hans-Holger Albrecht, Yaroslav Glazunov, Andrei Gusev, Gunnar Holt, Karen Linehan, Irene Shvakman, Vasily Sidorov and Michiel Soeting.